Post-retirement pension and other defined benefit schemes - Effect of change in significant actuarial assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ 329	$ 378
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ (365)	$ (431)
Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (267)	$ (305)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 246	$ 288
Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase (as a percent)	0.50%	0.50%
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (46)	$ (46)
Actuarial assumption decrease (as a percent)	0.50%	0.50%
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 43	$ 42
Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Actuarial assumption increase	1 year	1 year
Effect of increase in actuarial assumption on defined benefit pension obligation	$ (252)	$ (265)
Actuarial assumption decrease	1 year	1 year
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 229	$ 263
UK defined benefit plans | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	219	269
Effect of decrease in actuarial assumption on defined benefit pension obligation	(239)	(308)
UK defined benefit plans | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(148)	(189)
Effect of decrease in actuarial assumption on defined benefit pension obligation	142	184
UK defined benefit plans | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(178)	(214)
Effect of decrease in actuarial assumption on defined benefit pension obligation	175	212
UK defined benefit plans | Mortality rate | Longevity swap
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation, covered by longevity swap	89
Effect of decrease in actuarial assumption on defined benefit pension obligation, covered by longevity swap	(88)
SWEDEN | Discount rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	110	109
Effect of decrease in actuarial assumption on defined benefit pension obligation	(126)	(123)
SWEDEN | Inflation rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(119)	(116)
Effect of decrease in actuarial assumption on defined benefit pension obligation	104	104
SWEDEN | Rate of increase in salaries
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(46)	(46)
Effect of decrease in actuarial assumption on defined benefit pension obligation	43	42
SWEDEN | Mortality rate
Effect of a change in the significant actuarial assumptions used to determine the retirement benefits obligations
Effect of increase in actuarial assumption on defined benefit pension obligation	(74)	(51)
Effect of decrease in actuarial assumption on defined benefit pension obligation	$ 54	$ 51